Schedule II Condensed Financial Information of The Hartford Financial Services Group, Inc. (Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Fixed maturities, available-for-sale, at fair value	$ 85,922	[1]	$ 81,809
Other investments	1,114		2,394
Short-term investments	4,581		7,736
Deferred income taxes	1,942		2,131
Other assets	2,767		2,274
Total assets	298,513		302,609
Liabilities and Stockholder's Equity
Long-term debt	6,806		6,216
Other liabilities	10,172		8,412
Total liabilities	276,066		281,123
Total stockholders' equity	22,447		21,486	18,754	16,200
Total liabilities and stockholders' equity	298,513		302,609
Parent Company [Member]
Assets
Fixed maturities, available-for-sale, at fair value	542		152
Other investments	23		28
Short-term investments	825		1,425
Investment in affiliates	28,104		26,151
Deferred income taxes	1,317		1,109
Unamortized Issue Costs	60		51
Other assets	30		31
Total assets	30,901		28,947
Liabilities and Stockholder's Equity
Net payable to affiliates	267		283
Short-term debt (includes current maturities of long-term debt)	320		0
Long-term debt	6,566		5,975
Other liabilities	1,301		1,203
Total liabilities	8,454		7,461
Total stockholders' equity	22,447		21,486
Total liabilities and stockholders' equity	$ 30,901		$ 28,947

[1]	Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of the Notes to Consolidated Financial Statements for further discussion of this transaction.